Leases (Details) - Dec. 31, 2024	USD ($)	CNY (¥)
Leases [Abstract]
2025	$ 117,997	¥ 848,214
2026	64,944	466,843
2027	33,844	243,281
Thereafter
2029
Total lease payments	216,785	1,558,338
Less: Interest	8,092	58,167
Present value of lease liabilities	$ 208,693	¥ 1,500,171